INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the US federal statutory income rate to the Company’s effective income tax rate is as follows:

	Years Ended December 31,
	2020	2019
Federal statutory income tax rate	21.0%	21.0%
State income taxes, net of federal benefit	5.1%	7.2%
Permanent differences	(5.8%)	(3.3%)
Federal and state research and development tax credits	1.8%	27.0%
Other	0.4%	(3.5%)
Provision to return adjustment	(0.3%)	(7.3%)
Change in deferred tax asset valuation allowance	(22.2%)	(41.1%)
Effective income tax rate	—%	—%

Schedule of Deferred Tax Assets and Liabilities
The components of the Company’s deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$34,040	$12,088
Deferred revenues	10	1,678
Research and development credit carryforwards	4,988	3,179
Accrued expenses and other	1,145	1,610
Stock-based compensation	167	113
Depreciation	(100)	16
Total deferred tax assets	40,250	18,684
Less: valuation allowance	(40,250)	(18,684)
Net deferred tax assets	$—	$—